Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	SCT total for PEO	Comp actually paid to PEO	Average SCT total for non-PEO NEOs	Average comp actually paid to non-PEO NEOs	Value of initial fixed $100 investment based on Total Shareholder Return	Net income	Core FFO
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2024	$747,031	$524,099	$525,481	$344,537	$71.43	$(27,865,225)	$(1,981,580)
2023	$698,221	$102,347	$525,813	$360,363	$108.83	$8,027,600	$(900,271)
2022	$922,814	$259,006	$671,570	$395,700	$31.14	$(6,736,371)	$867,108

Named Executive Officers, Footnote [Text Block]	Our principal executive officer (“PEO”) for each of the years shown was Mr. Heilbron. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Heilbron for each corresponding year in the “Total” column of the SCT.
PEO Total Compensation Amount	$ 747,031	$ 698,221	$ 922,814
PEO Actually Paid Compensation Amount	$ 524,099	102,347	259,006
Adjustment To PEO Compensation, Footnote [Text Block]
Year	PEO Name	Total Compensation Per SCT	Less the amount reported in the SCT “Stock Awards” column	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid to PEO

2024	Jack Heilbron	$747,031	$(232,000)	$192,000	$(67,466)	$(48,000)	$(67,466)	$524,099

2023	Jack Heilbron	$698,221	$(200,000)	$-	$(208,344)	$-	$(187,530)	$102,347

2022	Jack Heilbron	$922,814	$(386,745)	$69,702	$(207,746)	$100,093	$(239,112)	$259,006

Non-PEO NEO Average Total Compensation Amount	$ 525,481	525,813	671,570
Non-PEO NEO Average Compensation Actually Paid Amount	$ 344,537	360,363	395,700
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NEO Compensation Actually Paid

Year	NEO Names	Total Compensation Per SCT	Less the amount reported in the SCT “Stock Awards” column	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid to Non- PEO NEO
2024	Gary Katz	$746,382	(360,000)	160,000	(21,299)	(40,000)	(93,367)	391,716
2024	Ed Bentzen	$477,586	(180,000)	80,000	(6,376)	(20,000)	(28,123)	323,087
	2024 Average	$611,984	(270,000)	120,000	(13,837)	(30,000)	(60,745)	357,402
2023	Adam Sragovicz	$551,029	$(286,143)	$190,762	$(66,562)	$-	$(86,489)	$302,597
2023	Gary Katz	$684,343	$(286,143)	$190,762	$(66,562)	$-	$(86,489)	$435,912
2023	Steven Hightower	$343,544	$(31,397)	$20,932	$(23,637)	$60,057	$(13,119)	$356,380
	2023 Average	$526,305	$(201,228)	$134,152	$(52,254)	$20,019	$(62,032)	$364,963

2022	Adam Sragovicz	$669,702	$(273,661)	$49,322	$(19,930)	$56,053	$(105,709)	$375,777
2022	Gary Katz	$673,438	$(273,661)	$49,322	$(19,930)	$84,079	$(97,625)	$415,623
	2022 Average	$671,570	$(273,661)	$49,322	$(19,930)	$70,066	$(101,667)	$395,700

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Award Timing Method [Text Block]	The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones.
Award Timing, How MNPI Considered [Text Block]	In determining the timing and terms of an equity award, the Compensation Committee may consider MNPI to ensure that such grants are made in compliance with applicable laws and regulations.
MNPI Disclosure Timed for Compensation Value [Flag]	false
Total Shareholder Return Amount	$ 71.43	108.83	31.14
Net Income (Loss) Attributable to Parent	$ (27,865,225)	$ 8,027,600	$ (6,736,371)
Company Selected Measure Amount	(1,981,580)	(900,271)	867,108
PEO Name	Mr. Heilbron	Mr. Heilbron	Mr. Heilbron
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
Jack Heilbron [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 747,031	$ 698,221	$ 922,814
PEO Actually Paid Compensation Amount	524,099	102,347	259,006
Jack Heilbron [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,000)	(200,000)	(386,745)
Jack Heilbron [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,000		69,702
Jack Heilbron [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,466)	(208,344)	(207,746)
Jack Heilbron [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,000)		100,093
Jack Heilbron [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,466)	(187,530)	(239,112)
Gary Katz [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	746,382	684,343	673,438
Non-PEO NEO Average Compensation Actually Paid Amount	391,716	435,912	415,623
Gary Katz [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(360,000)	(286,143)	(273,661)
Gary Katz [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	160,000	190,762	49,322
Gary Katz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,299)	(66,562)	(19,930)
Gary Katz [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,000)		84,079
Gary Katz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(93,367)	(86,489)	(97,625)
Ed Bentzen [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	477,586
Non-PEO NEO Average Compensation Actually Paid Amount	323,087
Ed Bentzen [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,000)
Ed Bentzen [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	80,000
Ed Bentzen [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,376)
Ed Bentzen [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,000)
Ed Bentzen [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,123)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	611,984	526,305	671,570
Non-PEO NEO Average Compensation Actually Paid Amount	357,402	364,963	395,700
Non-PEO NEO [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(270,000)	(201,228)	(273,661)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	120,000	134,152	49,322
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,837)	(52,254)	(19,930)
Non-PEO NEO [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,000)	20,019	70,066
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (60,745)	(62,032)	(101,667)
Adam Sragovicz [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		551,029	669,702
Non-PEO NEO Average Compensation Actually Paid Amount		302,597	375,777
Adam Sragovicz [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(286,143)	(273,661)
Adam Sragovicz [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		190,762	49,322
Adam Sragovicz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(66,562)	(19,930)
Adam Sragovicz [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			56,053
Adam Sragovicz [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(86,489)	$ (105,709)
Steven Hightower [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		343,544
Non-PEO NEO Average Compensation Actually Paid Amount		356,380
Steven Hightower [Member] | Less the Amount Reported in the SCT “Stock Awards” Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(31,397)
Steven Hightower [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,932
Steven Hightower [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(23,637)
Steven Hightower [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		60,057
Steven Hightower [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (13,119)